Revenue (Remaining Performance Obligations) (Details) $ in Millions	Aug. 31, 2022 CAD ($)
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	$ 3,172
Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	2,772
Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	400
Within 1 year [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	2,071
Within 1 year [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	1,763
Within 1 year [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	308
Within 2 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	824
Within 2 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	732
Within 2 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	92
Within 3 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	164
Within 3 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	164
Within 3 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	0
Within 4 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	84
Within 4 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	84
Within 4 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	0
Within 5 years [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	26
Within 5 years [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	26
Within 5 years [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	0
Thereafter [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	3
Thereafter [Member] | Wireline [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	3
Thereafter [Member] | Wireless [Member]
Disclosure of transaction price allocated to remaining performance obligations [line items]
Remaining performance obligations	$ 0